Mandatory Principal Payments under Credit Agreement (Detail) (Credit Facility, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Credit Facility
Line of Credit Facility [Line Items]
2014
2015
2016	30,000
Total	$ 30,000